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                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 27, 2000
            RELATING TO CLASS A, CLASS B, CLASS C AND CLASS Y SHARES




                                                              August 1, 2001


Dear Investor,

The purpose of this supplement is to notify you of the following changes:


- PACE MUNICIPAL FIXED INCOME INVESTMENTS: On July 31, 2001, Standish, Ayer & Wood, Inc. ("SAW") was acquired by Mellon Financial Corporation ("MFC"), a global financial services company. Effective that date, Standish Mellon Asset Management Company, LLC ("Standish Mellon"), a wholly owned subsidiary of MFC, became the investment adviser to PACE Municipal Fixed Income Investments pursuant to a Sub-Advisory Agreement that is substantially the same as the agreement that had been in place with SAW. Standish Mellon has the same address as SAW. Christine L. Todd continues to be primarily responsible for the day-to-day management of the fund.

- CLASS B AND CLASS C SALES CHARGE WAIVER: You may sell your Class B or Class C shares without paying a contingent deferred sales charge if the shares are sold in connection with a transfer from an existing Brinson Advisors or PACE mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

For more information on the PACE funds, please contact your investment professional.






                                                                Item #: ZS-112
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                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 27, 2000
                           RELATING TO CLASS P SHARES




                                                              August 1, 2001


Dear Investor,

The purpose of this supplement is to notify you of the following change:


- PACE MUNICIPAL FIXED INCOME INVESTMENTS: On July 31, 2001, Standish, Ayer & Wood, Inc. ("SAW") was acquired by Mellon Financial Corporation ("MFC"), a global financial services company. Effective that date, Standish Mellon Asset Management Company, LLC ("Standish Mellon"), a wholly owned subsidiary of MFC, became the investment adviser to PACE Municipal Fixed Income Investments pursuant to a Sub-Advisory Agreement that is substantially the same as the agreement that had been in place with SAW. Standish Mellon has the same address as SAW. Christine L. Todd continues to be primarily responsible for the day-to-day management of the fund.


For more information on the PACE funds, please contact your financial advisor.






                                                                Item #: ZS-111
                                                                           ---